CONSOLIDATED BALANCE SHEETS	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
CURRENT ASSETS:
Cash and cash equivalents (including amounts of the consolidated VIEs of $5,310,244 and $4,856,560 as of March 31, 2024 and 2023, respectively)	$ 5,362,101	$ 4,949,836
Short-term investments (including amounts of the consolidated VIEs of $1,131,267 and $811,498 as of March 31, 2024 and 2023, respectively)	1,131,267	811,498
Inventories, net (including amounts of the consolidated VIEs of $1,963,166 and $2,306,846 as of March 31, 2024 and 2023, respectively)	1,963,166	2,306,846
Due from related parties (including amounts of the consolidated VIEs of $313,765 and $341,846 as of March 31, 2024 and 2023, respectively)	$ 366,761	$ 341,846
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Finance receivables, net (including amounts of the consolidated VIEs of $100,564 and $141,275 as of March 31, 2024 and 2023, respectively)	$ 100,564	$ 141,275
Prepaid expenses and other current assets, net (including amounts of the consolidated VIEs of $1,895,276 and $608,048 as of March 31, 2024 and 2023, respectively)	1,923,001	637,274
TOTAL CURRENT ASSETS	18,073,568	18,257,053
Property and equipment, net (including amounts of the consolidated VIEs of $599,831 and $977,120 as of March 31, 2024 and 2023, respectively)	599,831	977,120
Right-of-use assets, net (including amounts of the consolidated VIEs of $346,995 and $443,238 as of March 31, 2024 and 2023, respectively)	346,995	443,238
Deferred tax assets, net (including amounts of the consolidated VIEs of $47,585 and $52,188 as of March 31, 2024 and 2023, respectively)	47,585	52,188
Long-term receivable, net (including amounts of the consolidated VIEs of $197,005 and $327,169 as of March 31, 2024 and 2023, respectively)	197,005	327,169
Finance receivables, net (including amounts of the consolidated VIEs of $96,961 and $143,014 as of March 31, 2024 and 2023, respectively)	96,961	143,014
Other non-current assets, net (including amounts of the consolidated VIEs of $324,723 and $494,738 as of March 31, 2024 and 2023, respectively)	324,723	494,738
TOTAL NONCURRENT ASSETS	1,613,100	2,437,467
Total assets	19,686,668	20,694,520
CURRENT LIABILITIES:
Short-term bank loan (including amounts of the consolidated VIEs of $nil and $145,603 as of March 31, 2024 and 2023, respectively)		145,603
Deferred revenue (including amounts of the consolidated VIEs of $598,661 and $584,644 as of March 31, 2024 and 2023, respectively)	598,661	584,644
Payroll payable (including amounts of the consolidated VIEs of $233,556 and $347,219 as of March 31, 2024 and 2023, respectively)	233,556	347,219
Taxes payable (including amounts of the consolidated VIEs of $268,710 and $283,632 as of March 31, 2024 and 2023, respectively)	268,710	283,632
Due to related parties (including amounts of the consolidated VIEs of $7,348 and $177,867 as of March 31, 2024 and 2023, respectively)	$ 7,348	$ 177,867
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs of $105,159 and $204,485 as of March 31, 2024 and 2023, respectively)	$ 105,159	$ 204,485
Deferred tax liabilities (including amounts of the consolidated VIEs of $78 and $5,174 as of March 31, 2024 and 2023, respectively)	78	5,174
Operating lease liabilities (including amounts of the consolidated VIEs of $248,562 and $286,906 as of March 31, 2024 and 2023, respectively)	248,562	286,906
TOTAL CURRENT LIABILITIES	2,385,656	3,766,115
Operating lease liabilities (including amounts of the consolidated VIEs of $186,833 and $195,010 as of March 31, 2024 and 2023, respectively)	186,833	195,010
Other long-term payable (including amounts of the consolidated VIEs of $6,313 and $6,638 as of March 31, 2024 and 2023, respectively)	6,313	6,638
TOTAL NONCURRENT LIABILITIES	193,146	201,648
TOTAL LIABILITIES	2,578,802	3,967,763
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital	3,175,965	2,717,644
Statutory reserves	645,538	633,163
Retained earnings	7,730,437	7,734,160
Accumulated other comprehensive loss	(811,556)	(284,967)
TOTAL SHAREHOLDERS' EQUITY	10,742,433	10,802,029
Non-controlling interest	6,365,433	5,924,728
TOTAL EQUITY	17,107,866	16,726,757
TOTAL LIABILITIES AND EQUITY	19,686,668	20,694,520
Nonrelated Party
CURRENT ASSETS:
Accounts receivable, net	4,967,146	5,808,774
Advance to vendors, net	1,837,209	2,011,718
CURRENT LIABILITIES:
Accounts payable	922,195	1,721,055
Related Party
CURRENT ASSETS:
Accounts receivable, net	232,620	623,611
Advance to vendors, net	189,733	624,375
CURRENT LIABILITIES:
Accounts payable	1,387	9,530
Class A ordinary share
SHAREHOLDERS' EQUITY
Ordinary shares	1,463	1,443
Class B ordinary share
SHAREHOLDERS' EQUITY
Ordinary shares	$ 586	$ 586